Stock Options, Stock Purchase Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Each Stock Option Award Granted

The fair value of each stock option award granted during the years ended December 31, 2014, 2013 and 2012 was estimated as of the grant date using a trinomial lattice model with the following weighted average assumptions:

	2014	2013	2012
Expected term (in years)	3.0 - 4.6	2.5 – 4.5	2.5 – 4.5
Risk-free interest rate (%)	1.0%	0.7%	0.6%
Expected volatility (%)	50%	46%	51%
Dividend yield (%)	0%	0%	0%
Weighted average fair value/share at grant date	$1.50	$1.19	$0.73

Status of Our Stock Options and Stock Awards

The status of our stock options and stock awards are summarized as follows:

	Number Of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	4,779,170	$0.87

Granted	1,298,000	1.64
Exercised	(197,209)	1.02
Canceled	(102,749)	1.60

Outstanding at December 31, 2012	5,777,212	1.02

Granted	416,000	3.66
Exercised	(438,998)	0.85
Canceled	(28,916)	1.47

Outstanding at December 31, 2013	5,725,298	1.22

Granted	760,500	4.21
Exercised	(2,387,327)	0.76
Canceled	(86,375)	2.39

Outstanding at December 31, 2014	4,012,096	2.04

Exercisable at December 31, 2014	2,379,378	$1.27

Roll Forward of Non-Vested Stock Options Activity

The number and weighted average grant-date fair values of options non-vested at the beginning and end of 2014, as well as options granted, vested and forfeited during the year was as follows:

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2013	1,520,625	$1.02
Granted in 2014	760,500	1.50
Vested in 2014	(565,740)	0.95
Forfeited in 2014	(82,667)	0.85

Non-vested at December 31, 2014	1,632,718	$1.35

Summarizes Information about our Options Outstanding

The following table summarizes information about our options outstanding at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.50	105,000	1.3	$0.49	105,000	1.3	$0.49
0.51 – 1.00	1,007,000	1.2	0.80	1,007,000	1.2	0.80
1.01 – 1.50	833,096	1.5	1.40	671,596	1.5	1.39
1.51 – 3.00	973,000	2.2	1.74	499,041	2.2	1.73
3.01 – 4.00	674,500	3.8	3.66	96,741	3.4	3.80
4.01 – 5.00	379,500	4.8	4.72	—	—	—
5.01 – 6.00	40,000	4.7	5.44	—	—	—

	4,012,096	2.3	$2.04	2,379,378	1.6	$1.27

Valuation of Warrants under Trinomial Lattice Model

On December 31, 2014 the Albitar Warrants were valued at approximately $505,000 based on a trinomial lattice model with the following terms:

Expected term in years	2.3
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	51.8%
Dividend yield (%)	0%

Warrants Issued to Members of Board of Directors

For the year ended December 31, 2012, 650,000 warrants previously issued to members of our board of directors and 348,417 warrants issued in June 2007 as part of a common stock offering were exercised or expired as follows:

Type of Exercise	Warrant Shares	Exercise Price / Share	Cash Received	Common Stock Shares Issued
For cash	175,000	$1.50	$262,500	175,000
Cashless net exercise	725,000	$1.50	$—	75,066
Expired unexercised	98,417	$1.50	$—	—

Warrant Activity is Summarized

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2011	2,156,750	$1.34
Granted	200,000	1.43
Exercised	(900,000)	1.50
Expired	(98,417)	1.50
Cancelled	—	—

Warrants outstanding, December 31, 2012	1,358,333	1.24
Granted	—	—
Exercised	—	—
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2013	1,358,333	1.24
Granted	—	—
Exercised	(458,333)	1.00
Expired	(250,000)	1.05
Cancelled	—	0.00

Warrants outstanding, December 31, 2014	650,000	$1.48

Warrants exercisable at December 31, 2014	530,000	$1.49

Summarizes Information on Warrants Outstanding

The following table summarizes information on warrants outstanding on December 31, 2014:

Number outstanding	Exercise price	Issued	Expire
450,000	$1.50	5/3/2010	5/2/2017
200,000	$1.43	1/12/2012	1/12/2017

650,000	$1.48

Chief Medical Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

At December 31, 2014 these stock options were valued at $628,500 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	2.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	53%
Dividend yield (%)	0%

On March 5, 2014, Maher Albitar, our Chief Medical Officer was granted stock options to purchase 30,000 shares of the Company’s common stock at an exercise price per share of $3.45, which was the closing price per share on the date before the grant date. The stock options have a five year term and become 33% vested on each of the next three anniversaries of the grant date. Dr. Albitar works in our California laboratory location, and the State of California has certain regulations that prohibit the corporate practice of medicine. As a result of this regulation, Dr. Albitar is not an employee, but rather is a full-time consulting physician to NeoGenomics. Thus, these stock options are non-employee consultant options and as such are being revalued at the end of every reporting period. At December 31, 2014 these stock options were valued at $48,850 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	3.0
Risk-free interest rate (%)	0.9%
Weighted average expected volatility (%)	48.9%
Dividend yield (%)	0%

Chief Executive Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The Supplemental Options are valued at $505,000 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	3.8
Risk-free interest rate (%)	0.6%
Weighted average expected volatility (%)	52%
Dividend yield (%)	0%

Chief Operating Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The stock options were valued at $502,925 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	3.1
Risk-free interest rate (%)	1.0%
Weighted average expected volatility (%)	50.7%
Dividend yield (%)	0%

Chief Information Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The stock options were valued at $192,000 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	3.5
Risk-free interest rate (%)	0.5%
Weighted average expected volatility (%)	45%
Dividend yield (%)	0%

Chief Financial Officer [Member]
Valuation of Option Items under Trinomial Lattice Model

The stock options were valued at $34,600 based on a trinomial lattice model with the following weighted average terms:

Expected term in years	3.0
Risk-free interest rate (%)	0.9%
Weighted average expected volatility (%)	48.9%
Dividend yield (%)	0%

Warrant [Member]
Roll Forward of Non-Vested Stock Options Activity

The number and weighted average grant-date fair values of warrants non-vested at the beginning and end of 2014, as well as options granted, vested and forfeited during the year was as follows:

	Number of Warrants	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2013	575,000	$1.18
Granted in 2014	—	—
Vested in 2014	(205,000)	1.20
Forfeited in 2014	(250,000)	1.05

Non-vested at December 31, 2014	120,000	$1.43